Intangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	€ 2,925	€ 3,269
Additions	341	191
Amortization	(384)	(286)
Reversals	(16)	32
Impairments		(14)
Write-off	(16)	(24)
Currency translation differences	47	(141)
Change through loss of control of subsidiary	120
Other changes	66	(102)
Net carrying amount at the end of the year	3,170	2,925
Previously stated [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	2,925
Net carrying amount at the end of the year		2,925
Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Changes in accounting policies (IFRS 9 and 15)	87
Intangible exploration and evaluation assets [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	995	1,092
Additions	133	91
Amortization	(71)	(65)
Reversals		32
Impairments		(14)
Write-off	(15)	(24)
Currency translation differences	39	(115)
Other changes		(2)
Net carrying amount at the end of the year	1,081	995
Intangible exploration and evaluation assets [member] | Previously stated [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	995
Net carrying amount at the end of the year		995
Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	240	259
Additions	28	17
Amortization	(87)	(84)
Currency translation differences		(1)
Other changes	40	49
Net carrying amount at the end of the year	221	240
Copyrights, patents and other industrial property rights, service and operating rights [member] | Previously stated [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	240
Net carrying amount at the end of the year		240
Other Intangible Assets [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	486	598
Additions	180	83
Amortization	(226)	(137)
Reversals	(16)
Write-off	(1)
Currency translation differences		(2)
Change through loss of control of subsidiary	74
Other changes		(56)
Net carrying amount at the end of the year	584	486
Other Intangible Assets [Member] | Previously stated [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	486
Net carrying amount at the end of the year		486
Other Intangible Assets [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Changes in accounting policies (IFRS 9 and 15)	87
Goodwill [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	1,204	1,320
Currency translation differences	8	(23)
Change through loss of control of subsidiary	46
Other changes	26	(93)
Net carrying amount at the end of the year	1,284	1,204
Goodwill [Member] | Previously stated [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	1,204
Net carrying amount at the end of the year		1,204
Gross carrying amount [member] | Intangible exploration and evaluation assets [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	1,504
Net carrying amount at the end of the year	1,686	1,504
Gross carrying amount [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	1,466
Net carrying amount at the end of the year	1,534	1,466
Gross carrying amount [member] | Other Intangible Assets [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	3,778
Net carrying amount at the end of the year	4,188	3,778
Accumulated impairment [member] | Intangible exploration and evaluation assets [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	509
Net carrying amount at the end of the year	605	509
Accumulated impairment [member] | Copyrights, patents and other industrial property rights, service and operating rights [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	1,226
Net carrying amount at the end of the year	1,313	1,226
Accumulated impairment [member] | Other Intangible Assets [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	3,292
Net carrying amount at the end of the year	3,604	3,292
Intangible Assets With Finite Useful Life [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	1,721	1,949
Additions	341	191
Amortization	(384)	(286)
Reversals	(16)	32
Impairments		(14)
Write-off	(16)	(24)
Currency translation differences	39	(118)
Change through loss of control of subsidiary	74
Other changes	40	(9)
Net carrying amount at the end of the year	1,886	1,721
Intangible Assets With Finite Useful Life [Member] | Previously stated [Member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	1,721
Net carrying amount at the end of the year		1,721
Intangible Assets With Finite Useful Life [Member] | Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Changes in accounting policies (IFRS 9 and 15)	87
Intangible Assets With Finite Useful Life [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	6,748
Net carrying amount at the end of the year	7,408	6,748
Intangible Assets With Finite Useful Life [Member] | Accumulated impairment [member]
Disclosure Of Intangible Assets Explanatory [Line Items]
Net carrying amount – beginning of the year	5,027
Net carrying amount at the end of the year	€ 5,522	€ 5,027